UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03174

Touchstone Tax-Free Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2013

Annual Report

Touchstone Tax-Free Trust

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

Table of Contents

Page
Letter from the President	3
Management's Discussion of Fund Performance (Unaudited)	4 - 6
Tabular Presentation of Portfolios of Investments (Unaudited)	7
Portfolio Investments:
Touchstone Ohio Tax-Free Bond Fund	8
Touchstone Ohio Tax-Free Money Market Fund	10
Touchstone Tax-Free Money Market Fund	13
Notes to Portfolios of Investments	16
Portfolio Composition	17
Statements of Assets and Liabilities	19 - 20
Statements of Operations	21
Statements of Changes in Net Assets	22 - 23
Statements of Changes in Net Assets - Capital Stock Activity	24 - 25
Financial Highlights	26 - 28
Notes to Financial Statements	29 - 36
Report of Independent Registered Public Accounting Firm	37
Other Items (Unaudited)	38 - 39
Management of the Trust (Unaudited)	40 - 42
Privacy Protection Policy	43

2

Letter from the President

Dear Shareholder:

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report. Inside you will find key financial information for the 12 months ended June 30, 2013.

Uneven economic conditions and volatility reigned throughout most of the fiscal year. Despite a U.S Presidential election that left many apprehensive about the potential direction of spending and taxation, and a Congressional “fiscal cliff” that brought the return of the payroll tax, the U.S. economy, although uneven, continued to grow at a moderate pace. Stock market gains and rising home prices helped to bolster consumer confidence, which sparked consumer spending. Employment was also a bright spot as new jobs were added to the economy and the unemployment rate declined. Federal Reserve (the Fed) policy remained accommodative throughout the period as the Fed kept short-term rates in the 0.00% - 0.25% range where they have been since 2008. Late in the period the Fed indicated it might start scaling back its massive bond-buying program, negatively affecting both equity and bond markets.

The municipal market performed well during the first half of the period, due to the continued low interest rate environment and strong investor demand. When interest rates began to rise as a result of the Fed’s actions, the impact on the overall market was dramatic and the municipal market experienced a significant increase in yields in the final two months of the period. As a result, municipals ended the fiscal year as one of the poorer performing bond market sectors.

Although the municipal sector faces many challenges, it is believed that the Ohio economy has been one of the leaders nationwide, especially regarding employment growth and enacting legislation to improve the funding levels of its pension plans.

The Touchstone Ohio Tax-Free Bond Fund seeks the highest level of interest income exempt from federal income and Ohio personal income taxes consistent with the protection of capital. It invests primarily in high-quality long-term Ohio municipal bonds and seeks the appropriate alignment of risk and return in an attempt to provide the most favorable opportunity to maximize risk-adjusted performance.

Touchstone’s tax-free money market funds seek current tax-free income combined with liquidity and stability. The Funds seek the highest level of interest income exempt from Federal (and in some cases, state) income tax, consistent with protection of capital by primarily investing in high-quality, short-term municipal obligations.

We believe it remains more important than ever to focus on the long-term composition of your investment portfolio as diversification is essential to balancing risk and return. We recommend that you continue to work with your financial professional on a sound asset allocation strategy to help keep your financial goals on course.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,

Jill T. McGruder

President

Touchstone Tax-Free Trust

3

Management's Discussion of Fund Performance (Unaudited)

Touchstone Ohio Tax-Free Bond Fund

Sub-Advised by Fort Washington Investment Advisors

Investment Philosophy

The Fund seeks the highest level of interest income exempt from federal income and Ohio personal income taxes, consistent with the protection of capital. It invests primarily in high-quality long-term Ohio Municipal obligations.

Fund Performance

TheTouchstone OhioTax-Free Bond Fund (Class A shares) underperformed its benchmark, the Barclays Municipal Bond Index, for the 12-month period ended June 30, 2013. The Fund’s total return was 0.13 percent (calculated excluding the maximum sales charge) while the total return of the benchmark was 0.24 percent for the same period.

Market Environment

Economic conditions were uneven throughout much of the fiscal year period with overall U.S. growth characterized as moderate. Employment was a relative bright spot as the economy added approximately190,000 new jobs per month and the unemployment rate declined to 7.6% from 8.2%. The housing sector appears to have bottomed out with a rise in home prices. Meanwhile, conditions in Europe, which teetered on the brink of disaster as the fiscal year began, have calmed with European Central Bank President Mario Draghi pledging to do whatever it takes to preserve the European Union. This pledge helped to pacify European markets and push their interest rates lower.

Federal Reserve (the Fed) policy remained accommodative throughout the period as the Fed kept short-term rates in the 0.00% - 0.25% range, where they have been since 2008. In addition, the Fed continued its quantitative easing (QE) measures with some adjustments throughout the fiscal year. In response to weaker conditions in the first half, the Fed increased assets purchased to $85 billion per month and kept this policy open-ended, allowing adjustments to be made as economic conditions warranted. More recently however, Fed Chairman Bernanke indicated that the Fed may begin to reduce the size of the QE program and is likely to end it completely by mid-2014 “if” the economy continues to perform as the Fed expects. This news resulted in a sell-off in bond prices and caused interest rates to move sharply higher near the end of the fiscal year. For the fiscal year period, yields on the benchmark 10-year U.S. Treasury Notes and 30-year U.S. Treasury Bonds increased. This increase in interest rates caught investors by surprise and triggered negative returns in nearly all sectors of the bond market for the first half of 2013.

The municipal market performed quite well during the first half of the fiscal year as the low interest rate environment that characterized this period contributed to performance. With cash investments’ yields at extremely low levels, investors began to seek out higher yielding investment options. Strong investor demand helped to push yields on municipal bonds lower, compressing credit spreads and lowering long-term yields relative to shorter maturities. This action contributed to the strong performance of the municipal bond market and helped propel the sector to be one of the better performing fixed-income sectors for all of 2012. As the economy improved in the second quarter of 2013 and Mr. Bernanke hinted that the Fed may soon begin to reduce QE, interest rates began to rise. The impact on the overall market was dramatic as aggressive selling sent yields higher and the municipal bond market experienced a significant increase in yields in the final two months of the period. In all, municipal yields were higher in the 10-year and longer maturities, with intermediate maturities also up. As a result the municipal sector was one of the poorer performing bond market sectors for the first half of 2013.

4

Management's Discussion of Fund Performance (Unaudited) (Continued)

Portfolio Review

Performance of the Fund was positively impacted by its generally shorter duration. In managing the Fund, a greater emphasis was placed on yield and price stability with low portfolio turnover, which resulted in a Fund with a shorter duration as compared to the benchmark. To meet this target duration, the Fund emphasized high-quality bonds in the 20-year maturity range. We prefer this range as we believe it allows the Fund’s portfolio to capture most of the yield available along the yield curve, while reducing portfolio duration and volatility relative to longer-term securities. However, as interest rates began to rise near the end of the fiscal year, the heaviest selling occurred in the 15- to 20-year maturity range. Fund performance was positively impacted by the allocation to Health Care and Education bonds. These sectors offered additional yield and performed well as credit spreads narrowed during the period.

Outlook

We will continue to manage the Fund with a similar strategy going forward. Our focus will remain on buying high-quality Ohio municipal bonds that we believe offer the best combination of tax-free yield and total return. As mentioned above, we believe the 15- to 20-year maturity range currently offers attractive opportunities which may aid performance going forward. We continue to favor higher coupon bonds which, when combined with our maturity preference, results in a Fund with shorter duration than the benchmark. As the Fund’s longer-term performance indicates, this strategy has served the Fund’s shareholders well over the years. The Fund’s portfolio is positioned with a shorter duration relative to the benchmark. We believe this should benefit its performance in a rising interest rate environment, which is likely to accompany the shift in Fed policy that is anticipated.

The bond market is likely to remain challenged going forward as the Fed unwinds its most aggressive monetary policy to date. While the Fed is not expected to raise short-term interest rates for some time, we believe the impact of a reduction of its QE measures later in 2013 is likely to have a negative impact on bonds, which is likely to cause an increase in interest rates and push bond prices lower. We believe potential disruptions in the municipal bond market could have a negative impact on the sector, but may also provide opportunities to purchase higher-quality bonds at higher yield levels.

With regard to the broader municipal sector, the market continues to face many challenges, including headline risk from municipalities that are experiencing fiscal difficulty. The City of Detroit is the latest municipality teetering on the brink of bankruptcy. The City has already missed a $39 million payment on its limited tax general obligation bonds and has hired an emergency manager that has proposed a restructuring plan that would classify certain general obligation bonds as unsecured. This puts bondholders on par with other obligors of the city and, if allowed, could perhaps change the way certain general obligation debt is viewed by the market. Underfunded pension plans by some states continue to present a challenge and we believe elected officials will need to resolve this issue soon to avoid problems down the road. The Ohio economy has been one of the leaders nationwide, especially regarding employment growth. The State has, for the most part, balanced its budget and more recently passed legislation that should improve the funding levels of its pension plans.

5

Management's Discussion of Fund Performance (Unaudited) (Continued)

Comparison of the Change in Value of a $10,000 Investment in
the Touchstone Ohio Tax-Free Bond Fund - Class A* and the
Barclays Municipal Bond Index

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Class A and Class C shares commenced operations on April 1, 1985, and November 1, 1993, respectively. Class C shares performance was calculated using the historical performance of Class A shares for the periods prior to November 1, 1993. The returns have been restated for sales charges and for fees applicable to Class C shares.

**Returns shown above are adjusted for maximum applicable sales charge.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Note to Chart

The Barclays Municipal Bond Index is a widely recognized unmanaged Index of municipal bonds with maturities of at least one year.

6

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2013

The tables below provide each Fund’s investments by credit quality and security type. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Ohio Tax-Free Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	4.4%
AA/Aa	63.9
A/A	25.3
BBB/Baa	6.4
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue and
General Obligation Bonds	98.4%
Variable Rate
Demand Notes	2.7
Other Assets/Liabilities (net)	(1.1)
Total	100.0%

Touchstone Ohio Tax-Free Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1-+	83.8%
FW1**	16.2
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	77.6%
Fixed Rate Revenue and
General Obligation Bonds	23.2
Other Assets/Liabilities (net)	(0.8)
Total	100.0%

Touchstone Tax-Free Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1-+	86.6%
FW1**	13.4
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	70.3%
Fixed Rate Revenue and
General Obligation Bonds	29.6
Other Assets/Liabilities (net)	0.1
Total	100.0%

* Composite of Standard & Poors, Moody's and Fitch ratings.

** Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

7

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – June 30, 2013

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds— 98.4%
$450,000	Columbus OH Tax Incr Fing Rev (Polaris Proj) Tax Allocation Ser 2004 A Pre-refunded @ $100	4.750%	06/01/14	$468,269
810,000	Big Walnut OH LSD (Sch Facs Const & Impt) UTGO Ser 2004 Pre-refunded @ $100	5.000	12/01/14	864,108
1,480,000	Lakewood OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	1,583,467
600,000	OH St Hgr Edl Fac (Univ Dayton) Ser 2004 Pre-refunded @ $100	5.000	12/01/14	639,546
865,000	Fairfield Co OH LTGO Ser 2005 Pre-refunded @ $100	5.000	06/01/15	939,762
2,100,000	Oregon OH CSD UTGO Ser 2005 Pre-refunded @ $100	5.000	06/01/15	2,281,503
250,000	Warren OH Wtr wks Rev Ser 1997	5.500	11/01/15	260,402
365,000	Buckeye Valley OH LSD UTGO Ser 1995 A	6.850	12/01/15	392,529
450,000	Columbus-Polaris OH Hsg Corp. Ser 1979 Pre-refunded @ $100	7.400	01/01/16	510,880
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,137,480
750,000	Cleveland OH LTGO Ser 2005 A Pre-refunded @ $100	5.000	10/01/17	824,970
1,000,000	Kings OH LSD (Sch Impt) UTGO Ser 2007 Pre-refunded @ $100	5.000	12/01/17	1,157,100
1,000,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser 2004 J	5.000	05/15/24	1,007,850
500,000	New Albany OH Cmnty Auth Ser 2012 C	5.000	10/01/24	552,945
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,144,800
1,040,000	Franklin Co OH Hosp Rev (Impt The Childrens Hosp) Ser 2005 C	5.000	05/01/25	1,097,148
1,000,000	Univ of Cincinnati OH Recpts Ser 2006 A	4.750	06/01/26	1,029,380
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Ser 2006	5.125	11/15/26	1,532,670
1,090,000	Fairborn OH CSD (Sch Impt) UTGO Ser 2006	5.000	12/01/26	1,181,942
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser 2007	5.000	12/01/26	1,055,280
1,500,000	OH St Hgr Edl Fac (Univ Dayton) Ser 2006	5.000	12/01/26	1,636,920
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.125	01/01/28	2,156,500
1,000,000	OH St Hgr Edl Fac (Higher Edl Fac Xavier Univ) Ser 2008 C	5.750	05/01/28	1,081,860
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2007	5.000	12/01/28	902,824
1,185,000	Delaware OH LTGO Ser 2006	5.000	12/01/28	1,285,666
870,000	Licking Heights OH LSD UTGO Ser 2000	6.400	12/01/28	1,113,722
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Ser 2008	5.250	12/01/28	1,654,050
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network) Ser 2009	5.125	04/01/29	664,079
345,000	Univ of Toledo OH Ser 2011 B	5.000	06/01/29	364,831
1,000,000	OH St Air Quality Dev Auth (Poll Control Firstenenergy) Ser 2012	2.250	08/01/29	970,710
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser 2008 B	5.000	10/01/29	1,047,710
1,000,000	Franklin Co OH Hosp Rev (Impt Nationwide Childrens Hosp) Ser 2009	4.750	11/01/29	1,033,670
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2009	4.500	12/01/29	1,032,510
895,000	Milton Union OH Exempted Village SD (Sch Impt) Ser 2009	4.875	12/01/29	941,030
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO Ser 2008	5.000	01/15/30	342,394
1,000,000	Hamilton Co OH Rev (Stratford Heights) Ser 2010	5.000	06/01/30	1,042,650
1,000,000	Green OH Cmnty Learning Ctr Ser 2012	4.000	12/01/30	961,090
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig) Ser 2011	5.250	04/01/31	527,600
1,000,000	Wright OH St Univ (Gen Recpts) Ser 2011 A	5.000	05/01/31	1,056,940
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO Ser 2010	5.000	06/01/31	1,600,935
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen) Ser 2011	5.125	08/01/31	761,618
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Ser 2008	5.000	12/01/31	1,046,880
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser 2012 A	4.500	05/01/32	1,018,190
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj) Ser 2012	5.250	06/01/32	988,140
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,412,801
1,000,000	Hamilton Co OH Swr Sys Rev (Impt Greater Cincinnati Met) Ser 2007 A	5.000	12/01/32	1,086,770
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 2010 7	4.750	12/01/32	1,094,037
2,000,000	Cincinnati OH EDR (U Square The Loop) Ser 2011	5.000	11/01/33	2,101,300
300,000	OH St Hgr Edl Fac Commis (Univ of Dayton) Ser 2013	4.000	12/01/33	274,293
1,000,000	OH Univ Gen Recpts Athens Ser 2013	5.000	12/01/33	1,051,300
	Total Fixed Rate Revenue and General Obligation Bonds			$52,915,051

8

Touchstone Ohio Tax-Free Bond Fund (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value
	Variable Rate Demand Notes(A) — 2.7%
$800,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank of America NA)	0.090%	10/01/31	$800,000
100,000	OH St Hgr Edl Fac Rev (Case Western Rsrv) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.050	10/01/31	99,999
550,000	OH St Hgr Edl Fac Rev (Case Western Rsrv) Ser 2011 B (LOC: U.S. Bank NA)	0.050	12/01/44	550,000
	Total Variable Rate Demand Notes			$1,449,999

	Total Investment Securities —101.1%
	(Cost $51,992,681)			$54,365,050

	Liabilities in Excess of Other Assets — (1.1%)			(584,343)

	Net Assets — 100.0%			$53,780,707

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$54,365,050	$—	$54,365,050

See accompanying Notes to Portfolios of Investments and Notes to Financial Statements.

9

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – June 30, 2013

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds— 23.2%
$3,100,000	Cuyahoga Co OH (Cleveland Clinic Hlth Sys) Ser 2003 A Pre-refunded @ $100	6.000%	07/01/13	$3,100,000
715,000	Cuyahoga Co OH (Cleveland Clinic Hlth Sys) Ser 2003 A Pre-refunded @ $100	6.000	07/01/13	715,000
510,000	Cuyahoga Co OH (Cleveland Clinic Hlth Sys) Ser 2003 A Pre-refunded @ $100	6.000	07/01/13	510,000
490,000	Cuyahoga Co OH (Cleveland Clinic Hlth Sys) Ser 2003 A Pre-refunded @ $100	6.000	07/01/13	490,000
1,235,000	Kirtland OH (BANS Var Purp) LTGO Ser 2012	1.000	07/17/13	1,235,215
100,000	Cleveland OH LTGO Ser 2003 Pre-refunded @ $100	5.250	08/01/13	100,410
125,000	Middleburg Heights OH Hosp Rev (Sw General Hlth Center Proj) Ser 2012	2.000	08/01/13	125,154
100,000	OH St UTGO Ser 2009 K	5.000	08/01/13	100,381
100,000	OH St (Higher Ed) UTGO Ser 2005 C	5.000	08/01/13	100,391
100,000	OH St (Pks & Rec Cap Facs) Ser 2004 II B	3.500	08/01/13	100,256
1,474,000	Olmsted Falls OH (BANS Var Purp Impt) UTGO Ser 2012	1.000	08/07/13	1,474,518
2,000,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt) Ser 2012	1.000	08/08/13	2,000,209
135,000	OH St (Consv Projs) UTGO Ser 2011 A	5.000	09/01/13	136,030
500,000	OH St Dept Of Admin Svcs COP (OH COP Administrative Knowledge) Ser 2008	3.300	09/01/13	502,307
1,205,000	Cuyahoga Heights OH (BANS Var Purp) LTGO Ser 2012	2.000	09/12/13	1,207,385
350,000	OH St (Common Schools) UTGO Ser 2003 C Pre-refunded @ $100	5.000	09/15/13	353,359
200,000	OH St (Common Schs) UTGO Ser 2009 C	5.000	09/15/13	201,870
300,000	OH St (Ser D) UTGO Ser 2006	5.000	09/15/13	302,886
500,000	Cincinnati OH Tech Clg Cmnty Ser 2002 C Pre-refunded @ $100	5.250	10/01/13	506,073
750,000	OH St Bldg Auth Ser 2010 C	3.000	10/01/13	755,066
115,000	OH St Bldg Auth (St Facs Admin Bldg Fd Pj B) Ser 2004	5.000	10/01/13	116,299
500,000	OH St Bldg Auth (St Facs Adult Correction) Ser 2004 C	5.000	10/01/13	505,836
350,000	OH St Bldg Auth (St Facs Adult Correctional) Ser 2011	5.000	10/01/13	354,045
105,000	OH St Bldg Auth (St Facs Adult Corrtl) Ser 2009 B	3.000	10/01/13	105,659
1,000,000	Hamilton OH (BANS Var Purp) LTGO Ser 2012	1.125	10/03/13	1,001,343
3,000,000	Dayton OH CSD (Sch Facs Construction Impt) UTGO Ser 2013	0.750	10/15/13	3,003,892
4,000,000	American Muni Pwr, Inc. OH (BANS Var Purp) UTGO Ser 2012	1.000	10/24/13	4,002,827
165,000	Hamilton OH (Purp Street Impt & Bld) LTGO Ser 2011	2.000	11/01/13	165,831
1,540,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt) Ser 2012	1.125	11/20/13	1,541,048
1,210,000	Pataskala OH (BANS Var Purp) LTGO Ser 2012	1.250	11/21/13	1,214,012
2,441,000	Miami Co OH (BANS Var Purp) LTGO Ser 2012	1.000	11/26/13	2,446,904
255,000	Goshen OH LSD (Classroom Facs) UTGO Ser 2000	6.250	12/01/13	260,904
160,000	Greene Co OH LTGO Ser 2011	2.250	12/01/13	161,199
250,000	Mason OH Cops (Mun Facs Proj) COP Ser 2010	3.000	12/01/13	252,656
100,000	Miami Univ OH Ser 2003 Pre-refunded @ $100	5.250	12/01/13	101,987
150,000	Middletown OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.000	12/01/13	152,878
150,000	OH St Hgr Edl Fac Rev (Case Western Reserve Univ Pj) Ser 2004 A Pre-refunded @ $100	5.000	12/01/13	152,858
980,000	Solon OH Sch Dist (Sch Impt) UTGO Ser 2003 Pre-refunded @ $100	5.000	12/01/13	998,915
300,000	Sugarcreek OH LSD (Sch Impt) UTGO Ser 2003 Pre-refunded @ $100	5.250	12/01/13	306,095
500,000	Toledo OH CSD (Sch Facs Impt) UTGO Ser 2003 B Pre-refunded @ $100	5.000	12/01/13	509,499
2,500,000	Butler Technology & Career Dev (BANS Sch Impt) UTGO Ser 2013	1.500	03/13/14	2,514,741
1,200,000	Springboro OH (BANS Street Impt) LTGO Ser 2013	1.250	04/03/14	1,206,770
500,000	OH St (Higher Ed) UTGO Ser 2004 Pre-refunded @ $100	4.500	05/01/14	516,860
1,750,000	New Albany OH Cmnty Auth (Multi Purpose Infrastructure) Ser 2013	1.250	05/30/14	1,760,314
1,180,000	Kirtland OH (BANS Var Purp) LTGO Ser 2013	1.000	07/02/14	1,184,673
	Total Fixed Rate Revenue and General Obligation Bonds			$38,554,555

	Variable Rate Demand Notes(A) — 77.6%
685,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 1997 A (LOC: PNC Bank NA)	0.060	05/15/17	685,000

10

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value
	Variable Rate Demand Notes(A) — 77.6% (Continued)
$525,000	Hamilton Co OH Econ Dev Rev (The General Protestant) Ser 1997 (LOC: PNC Bank NA)	0.120%	12/01/17	$525,000
6,000,000	Puerto Rico Cmwlth UTGO Ser 2011 (LOC: Barclays Bank PLC)	0.060	07/01/20	6,000,000
4,000,000	OH St (Infra Impt) UTGO Ser 2001 B	0.040	08/01/21	4,000,000
2,420,000	OH St EDR (Ymca Greater Cincinnati Proj) Ser 2001 (LOC: Bank One NA)	0.090	11/01/21	2,420,000
1,800,000	Franklin Co OH Hosp Rev (Ref & Impt U.S. Hlth Corp) Ser 1996 A (LOC: U.S. Bank NA)	0.070	12/01/21	1,800,000
1,955,000	OH St Univ (The) Ser 2001	0.050	12/01/21	1,955,000
1,800,000	Hamilton Co OH Econ Dev Rev (Samuel W Bell Home Proj) Ser 2002 (LOC: U.S. Bank NA)	0.060	04/01/22	1,800,000
500,000	Cuyahoga Co OH Econ Dev Rev (North Coast Cmnty Homes Proj) Ser 2002 (LOC: PNC Bank NA)	0.140	07/01/22	500,000
2,450,000	Columbiana Co OH Rev (East Liverpool Area) Ser 2002 Y (LOC: PNC Bank NA)	0.100	10/01/23	2,450,000
2,485,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2003 (LOC: U.S. Bank NA)	0.250	11/01/23	2,485,000
905,000	Summit Co OH Rev (Neighborhood Dev Corp) Ser 2004 (LOC: PNC Bank NA)	0.100	06/01/24	905,000
1,565,000	Carroll Co OH Hlthcare Facs (St Johns Villa Proj) Ser 2000 (LOC: PNC Bank NA)	0.100	10/01/25	1,565,000
5,500,000	OH St Wtr Dev Auth Rev (Multi-Modal Wtr Dev Timken) Ser 2001 (LOC: Northern Trust Company)	0.070	11/01/25	5,500,000
470,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2006 (LOC: U.S. Bank NA)	0.250	11/01/25	470,000
1,000,000	OH St Air Quality Dev Auth (Ohio Vy Elec Corp Pj Ser B) Ser 2009 (LOC: Bank of Nova Scotia)	0.050	02/01/26	1,000,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 A (LOC: Bank of Nova Scotia)	0.050	02/01/26	3,000,000
4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 C (LOC: Bk Tokyo-Mitsubishi UFJ)	0.060	02/01/26	4,600,000
7,545,000	Columbus OH (San Swr) UTGO Ser 2006 1	0.040	12/01/26	7,545,000
860,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) Ser 2002 (LOC: PNC Bank NA)	0.140	02/01/27	860,000
200,000	OH St Univ (The) Ser 1997	0.050	12/01/27	199,999
3,700,000	Hamilton Co OH Econ Dev Rev (St Xavier H.S.) Ser 2011 (LOC: PNC Bank NA)	0.060	04/01/28	3,700,000
1,720,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2000 (LOC: JP Morgan Chase Bank NA)	0.060	05/15/28	1,720,000
1,965,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2002 (LOC: U.S. Bank NA)	0.060	05/15/28	1,965,000
4,000,000	Puerto Rico Highway & Transprt Ser 2008 A (LOC: Scotiabank)	0.050	07/01/28	4,000,000
1,000,000	Franklin Co OH Hosp Rev (Sub Doctors Ohiohealth) Ser 1998 B (LOC: National City Bank)	0.100	12/01/28	1,000,000
3,905,000	OH St Hgr Edl Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.050	10/01/31	3,905,000
3,300,000	OH St Hgr Edl Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.050	10/01/31	3,300,000
1,765,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) Ser 2002 (LOC: PNC Bank NA)	0.100	12/01/32	1,765,000
455,000	OH St Hgr Edl Fac Rev (Marietta College Proj) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.070	12/01/32	455,000
7,500,000	Cleveland OH Wtrwks Rev Ser 2012 Q (LOC: Bank of NY Mellon)	0.060	01/01/33	7,500,000
3,135,000	Hamilton Co OH Hlthcare Fac (Children's Home Cincinnati) Ser 2008 (LOC: U.S. Bank NA)	0.060	03/01/33	3,135,000
6,610,000	OH St Wtr Dev Auth Rev (Firstenergy) Ser 2010 C (LOC: UBS AG)	0.130	06/01/33	6,610,000
2,000,000	OH St Air Quality Dev Auth (Ref Poll Firstenergy Nucle) Ser 2012 (LOC: Bank of Nova Scotia)	0.040	10/01/33	2,000,000
500,000	Columbus OH Regl Arpt Auth Rev (Cap Fdg OASBO Pg) Ser 2004 A (LOC: U.S. Bank NA)	0.060	03/01/34	500,000

11

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value
	Variable Rate Demand Notes(A) — 77.6% (Continued)
$7,270,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2012 C (LOC: Union Bank NA)	0.040%	06/01/34	$7,270,000
2,900,000	Akron Bath Copley Jt Twp OH Ho (Hosp Facs Summa Hlth Sys) Ser 2004 B (LOC: JP Morgan Chase Bank NA)	0.070	11/01/34	2,900,000
1,805,000	Hamilton OH MFH Rev (Affordable Housing) Ser 1998 B (LOC: FHLB)	0.190	01/01/35	1,805,000
2,445,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.070	06/01/35	2,445,000
1,500,000	OH St Univ (The) Ser 2005 B	0.040	06/01/35	1,500,000
2,800,000	OH St Univ (The) Ser 2010 E	0.050	06/01/35	2,800,000
350,000	Lima OH Hosp Rev (Facs Lima Mem Hosp Proj) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.080	04/01/37	349,999
400,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2007 M (LOC: JP Morgan Chase Bank NA)	0.070	05/15/37	400,000
4,100,000	Butler Co OH Port Auth Econ (Impt Great Miami Vy) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.110	09/01/37	4,100,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)	0.060	05/01/38	4,905,000
1,000,000	OH St Hgr Edl Fac Commis Hosp (Cleveland Clinic Hlth Sys) Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.050	01/01/39	1,000,000
7,300,000	Montgomery Co OH Rev (Miami VY Hosp Rmkt) Ser 2011 B (SPA: Barclays Bank PLC)	0.050	11/15/39	7,300,000
300,000	Centerville OH Hlthcare Rev (Bethany Lutheran Vlg Proj) Ser 2007 B (LOC: PNC Bank NA)	0.070	11/01/40	299,999
	Total Variable Rate Demand Notes			$128,894,997

	Total Investment Securities —100.8%
	(Cost $167,449,552)			$167,449,552

	Liabilities in Excess of Other Assets — (0.8%)			(1,325,476)

	Net Assets — 100.0%			$166,124,076

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$167,449,552	$—	$167,449,552

See accompanying Notes to Portfolios of Investments and Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – June 30, 2013

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds— 29.6%
$100,000	Centre Cnty PA UTGO Ser 2003 Pre-refunded @ $100	5.250%	07/01/13	$100,000
1,000,000	Cuyahoga Heights Co OH Rev (Cleveland Clinic) Ser 2003 H Pre-refunded @ $100	6.000	07/01/13	1,000,000
200,000	IN St Office Bldg Comm (Ind St Museum Fac) Ser 2003 Pre-refunded @ $100	5.375	07/01/13	200,000
350,000	Laurel Cnty KY (Impt Courthouse Renovation) UTGO Ser 2004 Pre-refunded @ $100	4.100	07/01/13	350,000
100,000	Los Angeles CA Dept Wtr & Pwr (Pwr Sys) Ser 2003 A 2 Pre-refunded @ $100	5.000	07/01/13	100,000
500,000	Norwalk CT UTGO Ser 2008 Pre-refunded @ $100	5.000	07/01/13	500,000
100,000	PA St (Second Ser) UTGO Ser 2003 Pre-refunded @ $100	4.000	07/01/13	100,000
265,000	Butler Cnty PA UTGO Ser 2003 Pre-refunded @ $100	5.250	07/15/13	265,483
100,000	Ernest N Morial-New Orleans LA Ser 2003 A Pre-refunded @ $100	5.000	07/15/13	100,177
200,000	IPS Multi-Sch Bldg Corp. IN (First Mtg) Ser 2004 Pre-refunded @ $100	5.000	07/15/13	200,355
200,000	Kirtland OH (BANS Var Purp) LTGO Ser 2012	1.000	07/17/13	200,036
100,000	Gwinnett Co GA Wtr & Sewerag Ser 2003 B Pre-refunded @ $100	4.750	08/01/13	100,361
100,000	IN St Bond Bank (Spl Prog) Ser 2003 A Pre-refunded @ $100	5.000	08/01/13	100,387
105,000	MA St (Cons Ln) UTGO Ser 2003 C Pre-refunded @ $100	5.250	08/01/13	105,418
120,000	Miami-Dade Cnty FL Sch Brd COP Ser 2003 D Pre-refunded @ $100	5.000	08/01/13	120,466
250,000	NY City NY Transitional (Prerefunded Future Tax) Ser 2003 B Pre-refunded @ $100	5.250	08/01/13	251,017
200,000	Raven Hills TX Hgr Edu Corp. (St Cardinal Vlg LLC Lamar Univ) Ser 2003 A Pre-refunded @ $100	5.500	08/01/13	200,836
250,000	Spotsylvania Co VA Indl Dev (Sch Facs Proj) Ser 2003 B Pre-refunded @ $100	3.875	08/01/13	250,733
100,000	VA St Public Sch Auth Ser 2003 C Pre-refunded @ $100	5.000	08/01/13	100,394
516,000	Olmsted Falls OH (BANS Fire Station) UTGO Ser 2012	1.000	08/07/13	516,181
435,000	AMP OH, Inc. OH (BANS Fire Station) Ser 2012 P	1.000	08/08/13	435,045
100,000	CT St (Ser E) UTGO Ser 2003 Pre-refunded @ $100	5.000	08/15/13	100,565
100,000	Lehigh Cnty PA Gen Purpose Auth (Hosp Saint Lukes Bethlehem) Ser 2003 Pre-refunded @ $100	5.375	08/15/13	100,615
200,000	San Antonio TX Hotel Occupancy (Ref Sub Lien) Ser 2006 Pre-refunded @ $100	4.500	08/15/13	200,966
150,000	Univ of TX (Fing Sys) Ser 2003 A Pre-refunded @ $100	5.250	08/15/13	150,901
100,000	Univ of TX TX (Fing Sys) Ser 2003 A Pre-refunded @ $100	5.000	08/15/13	100,550
200,000	DE St UTGO Ser 2005 D Pre-refunded @ $100	4.000	09/01/13	201,192
100,000	DE St UTGO Ser 2005 D Pre-refunded @ $100	4.000	09/01/13	100,596
100,000	Fort Bend Cnty TX (Sub Lien Toll Rd) UTGO Ser 2003 Pre-refunded @ $100	5.000	09/01/13	100,773
100,000	N TX St Hlth Facs Dev Corp. (Utd Regl Hlth Care Sys Inc) Ser 2003 Pre-refunded @ $100	5.500	09/01/13	100,863
300,000	Cuyahoga Heights OH (BANS Var Purp) LTGO Ser 2012	2.000	09/12/13	300,595
100,000	New York NY UTGO Ser 2003 C Pre-refunded @ $100	4.750	09/15/13	100,840
200,000	OH St (Ref Common Schs) UTGO Ser 2009 B	5.000	09/15/13	201,921
100,000	Harris Cnty TX (Ref Road) UTGO Ser 2003 B Pre-refunded @ $100	5.250	10/01/13	101,215
300,000	MA St (Cons Ln) UTGO Ser 2003 D Pre-refunded @ $100	5.250	10/01/13	303,628
150,000	NC St Med Care Com (Cape Fear Vy Health Sys) Ser 2008 C Pre-refunded @ $100	5.500	10/01/13	151,882
100,000	Prince Georges Cnty MD (Cons Pub Impt) LTGO Ser 2003 A Pre-refunded @ $100	5.000	10/01/13	101,119
100,000	Univ of AL AL Univ Rev Ser 2003 A Pre-refunded @ $100	4.250	10/01/13	100,968
250,000	Hamilton OH (BANS Var Purp) LTGO Ser 2012	1.125	10/03/13	250,336
100,000	MI St Bldg Auth (Ref Facs Proj) Ser 2003 II Pre-refunded @ $100	5.000	10/15/13	101,325
400,000	AMP OH, Inc (BANS Var Purp) UTGO Ser 2012	1.000	10/24/13	400,283
500,000	Springboro OH Rev (BANS Real Estate Acquisition) Ser 2012	1.250	10/24/13	500,938
225,000	Anchor Bay MI Sch Dist (Sch Bldg & Site) UTGO Ser 2003 Pre-refunded @ $100	4.750	11/01/13	228,189
100,000	State Public Sch Bldg Auth PA (Prerefunded Conneaut Sch Dist) Ser 2003 Pre-refunded @ $100	5.250	11/01/13	101,591
100,000	Utica MI Cmnty Schs (Sch Bldg & Site) UTGO Ser 2004 Pre-refunded @ $100	5.000	11/01/13	101,511
200,000	Montgomery Cnty OH Rev (Miami Valley Hosp) Ser 2009 A	4.000	11/15/13	202,658
125,000	GA St UTGO Ser 2003 D Pre-refunded @ $100	4.500	12/01/13	127,143

13

Touchstone Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 29.6% (Continued)
$225,000	SC St Public Svc A Ser 2004 A Pre-refunded @ $100	5.000%	01/01/14	$230,174
200,000	NY City NY Transitionalf (Prerefunded Future Tax Secd Se) Ser 2004 Pre-refunded @ $100	5.000	02/01/14	205,282
100,000	Brazosport TX Indep Sch Dist UTGO Ser 2004 Pre-refunded @ $100	5.250	02/15/14	102,976
200,000	Conroe TX Indep Sch Dist (Schoolhouse) UTGO Ser 2004 Pre-refunded @ $100	5.000	02/15/14	205,485
500,000	Butler Technology & Career Dev (BANS Sch Impt) UTGO Ser 2013	1.500	03/13/14	502,948
300,000	Springboro OH (BANS Street Impt) LTGO Ser 2013	1.250	04/03/14	301,692
250,000	Fishers IN Redev Auth Lease Re (BANS) Revenue Notes Ser 2013	0.750	04/12/14	250,000
100,000	Licking Heights OH LSD UTGO Ser 2004 Pre-refunded @ $100	4.750	06/01/14	103,883
	Total Fixed Rate Revenue and General Obligation Bonds			$11,732,492

	Variable Rate Demand Notes(A) — 70.3%
120,000	Lucas Co OH Hosp Rev (Sunshine Inc NW OH) Ser 1999 (LOC: PNC Bank NA)	0.140	06/02/14	120,000
800,000	Pitkin Cnty CO IDR (Aspen Skiing Co Proj) Ser A (LOC: JP Morgan Chase Bank NA)	0.070	04/01/16	800,000
245,000	Franklin Co OH IDR (Ohio Girl Scout Council) Ser 1988 (LOC: National City Bank)	0.440	09/01/18	245,000
350,000	Summit Co OH IDR (S A Comunale Inc) Ser 1999 (LOC: PNC Bank NA)	0.150	06/01/19	350,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) Ser 2011 I (LOC: Bank of Nova Scotia)	0.050	10/01/19	750,000
460,000	Jackson WI IDR (J 5 Enterprise LLC) Ser 2000 A (LOC: BMO Harris Bank NA)	0.410	05/01/20	460,000
230,000	Lancaster NE IDR (Garner Inds Inc) Ser 2000 B (LOC: Wells Fargo Bank NA)	0.360	11/01/20	230,000
380,000	S.W. IL Dev Auth (Deli Star Ventures) Ser 2008 (LOC: BMO Harris Bank NA)	0.410	07/01/21	380,000
400,000	NY NY (Adj Subser E2) UTGO Ser 1993 (LOC: JP Morgan Chase Bank NA)	0.060	08/01/21	400,000
1,075,000	IA St Fin Auth Small Busines Rev (Terrace Ctr Assoc L.P.) Ser 2003 (LOC: Wells Fargo Bank NA)	0.160	03/01/22	1,075,000
600,000	Hamilton Co OH Hosp Facs Rev (Fltg Beechwood Home) Ser 2011 (LOC: PNC Bank NA)	0.100	07/01/22	600,000
1,200,000	Pima Co AZ IDA Rev (Fltg Tucscon Elec) Ser 1992 (LOC: Bank of NY Mellon)	0.060	12/01/22	1,200,000
900,000	Milwaukee WI Redev Auth (Fred Usinger Inc Proj) Ser 2003 (LOC: M&I Marshall & Ilsley)	0.270	12/01/23	900,000
200,000	Tucson AZ IDA (Fluoresco Old Nogales) Ser 2000 (LOC: Bank One Arizona NA)	0.320	08/01/25	200,000
1,160,000	Saint Charles Co MO IDA (Patriot Machine Inc) Ser 2002 (LOC: U.S. Bank NA)	0.190	06/01/27	1,160,000
1,180,000	Lexington-Fayette Co Govt IBR (Eastland Parkway) Ser 2006 (LOC: Traditional Bank, Inc./FHLB)	0.210	09/01/27	1,180,000
500,000	Lexington-Fayette KY Urban Cnty (Ref Liberty Ridge) Ser 2006 (LOC: Traditional Bank Inc)	0.310	12/01/27	500,000
1,070,000	Hendersonville TN Indl Dev (Windsor Park) Ser 1998 (LIQ: FNMA)	0.080	02/15/28	1,070,000
890,000	Springfield MO IDA Rev (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.230	12/01/30	890,000
1,000,000	Blue Ash OH EDR (Ursuline Academy Proj) Ser 2011 (LOC: PNC Bank NA)	0.060	06/01/31	1,000,000
480,000	WI Hlth & Edl Fac Auth Rev (Cedar Crest Inc) Ser 2011 (LOC: BMO Harris Bank NA)	0.060	07/01/31	480,000
300,000	Allen Cnty OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank of America NA)	0.090	10/01/31	300,000
700,000	Duval Cnty FL Hsg Fin Auth (Glades Apts) Ser 2002 (LOC: FHLMC)	0.060	10/01/32	700,000
800,000	OH St Air Quality Dev Auth (Variable Ref Poll Control Firs) Ser 2012 (LOC: Bank of Nova Scotia)	0.090	11/01/32	800,000
1,000,000	Allen Cnty OH Hosp Facs Rev (Catholic Healthcare) Ser 2012 C (LOC: Union Bank NA)	0.040	06/01/34	1,000,000
1,035,000	VT St Edl & Hlth Bldg (North Country Hosp) Ser 2007 A (LOC: TD Banknorth NA)	0.050	10/01/34	1,035,000
395,000	Butler Cnty OH Capital Funding (Ccao Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.070	06/01/35	395,000
700,000	Alachua Co FL HFA M (Hsg Brookside Apts) Ser 2002 A (LIQ: FNMA)	0.090	09/15/35	700,000
900,000	MS St Business Fin CO (Chevron Usa Inc) Ser 2010 L	0.040	11/01/35	900,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler) Ser 2003 (LOC: Northern Trust Company)	0.070	11/01/36	1,050,000

14

Touchstone Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value
	Variable Rate Demand Notes(A) — 70.3% (Continued)
$1,000,000	Sarasota Co FL Public Hosp D (Ref Sarasota Mem Hosp) Ser 2008 A (LOC: Northern Trust Company)	0.050%	07/01/37	$1,000,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser 2008 A (LOC: TD Banknorth NA)	0.070	09/01/38	925,000
1,000,000	IL St Fin Auth Rev (Lake Forest College) Ser 2008 (LOC: Northern Trust Company)	0.070	10/01/38	1,000,000
500,000	Chatom AL IDB Opp Zone (Powersouth Energy Coop) Ser 2011 A (SPA: National Rural Utilities Finance)	0.550	11/15/38	500,000
680,000	NY St Dorm Auth Rev (FFT Senior Cmntys) Ser 2012 (LOC: HSBC Bank USA NA)	0.060	07/01/39	680,000
200,000	Montgomery Cnty OH Rev (Miami VY Hosp) Ser 2011 C (SPA: Wells Fargo Bank NA)	0.040	11/15/39	200,000
685,000	Indianapolis IN MFH Rev (Ltd Oblig Nora Commons) LTGO Ser 2004 B (LOC: FHLB)	0.070	12/01/39	685,000
1,000,000	WA St HFC MFH Rev (Clark Island Portfolio) Ser 2007 (LIQ: FHLMC)	0.110	11/01/42	1,000,000
1,000,000	Montgomery Cnty OH Rev (Miami Valley Hosp) Ser 2011 C (SPA: JP Morgan Chase Bank NA)	0.040	11/15/45	1,000,000
	Total Variable Rate Demand Notes			$27,860,000

	Total Investment Securities —99.9%
	(Cost $39,592,492)			39,592,492

	Other Assets in Excess of Liabilities — 0.1%			40,545

	Net Assets — 100.0%			$39,633,037

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$39,592,492	$—	$39,592,492

See accompanying Notes to Portfolios of Investments and Notes to Financial Statements.

15

Notes to Portfolios of Investments

June 30, 2013 (Unaudited)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the final maturity dates. The interest rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2013.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated pre-refunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Freddie Mac Federal Home Loan Mortgage

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

HFC - Home Funding Corp.

IBR - Industrial Building Revenue

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LLC – Limited Liability Company

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

PLC - Public Limited Company

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

16

Portfolio Composition

June 30, 2013 (Unaudited)

As of June 30, 2013, the Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. As of June 30, 2013, 27.6% of the portfolio securities of the Touchstone Tax-Free Money Market Fund were invested in the State of Ohio, 9.0% in the State of Florida, 5.5% in the State of Indiana, 5.2% in the State of Missouri, 5.1% in the Commonwealth of Kentucky, 4.6% in the State of Wisconsin, 4.1% in the State of NewYork, 3.5% in the State of Arizona, 3.5% in the State of Illinois, 3.4% in the Commonwealth of Massachusetts, 3.2% in the State of Texas, 2.7% in the State of Iowa, 2.7% in the State of Tennessee, 2.6% in the State of Vermont, 2.5% in the State of Washington, 2.3% in the State of Mississippi, 2.0% in the State of Colorado, 1.7% in the Commonwealth of Pennsylvania, 1.5% in the State of Alabama, 1.5% in the State of Connecticut, 1.1% in the State of Michigan, 0.9% in the Commonwealth of Virginia, 0.8% in the State of Delaware, 0.6% in the State of South Carolina, 0.6% in the State of Nebraska, 0.6% in the State of Georgia, 0.4% in the State of North Carolina, 0.3% in the State of Louisiana, 0.3% in the State of California, and 0.2% in the State of Maryland.

The Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund are each non-diversified Funds under the Investment Company Act of 1940. Thus, the Funds may invest in fewer issuers than those of a diversified fund. As of June 30, 2013, there were no investments of 10% or greater in any one issuer held by either Fund.

The Touchstone Ohio Tax-Free Money Market Fund and the Touchstone Tax-Free Money Market Fund each invest in municipal securities maturing in 397 days or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating organizations (or by one such organization if a security is rated by only that organization) or, if unrated, are determined by the Funds’ advisor, under the supervision of the Board of Trustees of the Trust, to be of comparable quality.

The percentage of investments for each Fund as of June 30, 2013 classified by security type, was as follows:

	Ohio Tax-Free	Ohio Tax-Free	Tax-Free
	Bond	Money Market	Money Market
	Fund	Fund	Fund
General Obligations	25.3%	13.5%	6.7%
Prerefunded/Escrowed to Maturity	19.1%	5.1%	19.9%
Variable Rate Demand Notes	2.7%	77.0%	70.4%
Adjustable Rate Put Bonds	0.0%	0.0%	0.0%
Fixed Rate Revenue Bonds	52.9%	4.4%	3.0%
Total Investments	100.0%	100.0%	100.0%

17

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Statements of Assets and Liabilities

June 30, 2013

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Assets
Investments securities
At amortized cost or at original cost for Touchstone Ohio Tax-Free Bond Fund	$51,992,681	$167,449,552	$39,592,492
Investments, at market value	54,365,050	167,449,552	39,592,492
Cash	15,794	46,821	80,525
Interest receivable	348,162	378,980	187,169
Receivable for capital shares sold	8,617	24,375	13,035
Receivable from Investment Advisor	—	—	8,970
Prepaid expenses	6,503	6,626	6,780
Total Assets	54,744,126	167,906,354	39,888,971

Liabilities
Dividends payable	42,588	721	1
Payable for capital shares redeemed	843,042	11,166	6,576
Payable for investments purchased	—	1,705,283	203,680
Payable to Investment Advisor	22,960	13,675	—
Payable to other affiliates	7,844	403	5,631
Payable to Trustees	3,709	3,725	3,706
Payable for professional services	20,989	24,092	20,477
Other accrued expenses and liabilities	22,287	23,213	15,863
Total Liabilities	963,419	1,782,278	255,934

Net Assets	$53,780,707	$166,124,076	$39,633,037

Net assets consist of:
Paid-in capital	$51,420,589	$166,127,539	$39,636,422
Accumulated net investment loss	(26,103)	(352)	(1)
Accumulated net realized gains (losses) on investments	13,852	(3,111)	(3,384)
Net unrealized appreciation on investments	2,372,369	—	—
Net Assets	$53,780,707	$166,124,076	$39,633,037

See accompanying Notes to Financial Statements.

19

Statements of Assets and Liabilities (Continued)

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$46,802,601	$80,341,651	$13,269,708
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	4,080,887	80,337,427	13,274,584
Net asset value price per share*	$11.47	$1.00	$1.00
Maximum offering price per share	$12.04	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$6,978,106	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	607,649	—	—
Net asset value, offering price per share**	$11.48	$—	$—

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$26,363,329
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	—	26,372,162
Net asset value, offering price and redemption price per share	$—	$—	$1.00

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$85,782,425	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	85,777,129	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—

* There is no sales load on subscriptions of $1million or more. Redemptions that were part of $1million subscriptions may be subject to a contingent deferred sales load if redeemed within a one year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

20

Statements of Operations

For the Year Ended June 30, 2013

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Investment Income
Interest	$2,421,624	$466,269	$125,471

Expenses
Investment advisory fees	295,375	899,760	203,890
Administration fees	103,443	331,349	71,334
Compliance fees and expenses	1,350	1,350	1,350
Custody fees	1,956	4,557	3,357
Professional fees	27,818	44,789	24,973
Transfer Agent fees, Class A	19,470	11,460	4,763
Transfer Agent fees, Class C	3,763	—	—
Transfer Agent fees, Class S	—	—	18,237
Transfer Agent fees, Institutional Class	—	59	—
Registration fees, Class A	6,628	9,728	8,526
Registration fees, Class C	4,684	—	—
Registration fees, Class S	—	—	4,752
Registration fees, Institutional Class	—	4,954	—
Reports to Shareholders, Class A	7,903	9,729	6,192
Reports to Shareholders, Class C	6,414	—	—
Reports to Shareholders, Class S	—	—	7,222
Reports to Shareholders, Institutional Class	—	7,244	—
Distribution expenses, Class A	129,687	206,147	36,669
Distribution expenses, Class C	72,002	—	—
Distribution expenses, Class S	—	—	91,306
Trustee fees	10,244	10,264	10,241
Other expenses	20,230	24,382	11,204
Total Expenses	710,967	1,565,772	504,016
Fees waived and/or reimbursed by the Advisor and/or Affiliates	(154,816)	(1,118,373)	(382,582)
Net Expenses	556,151	447,399	121,434

Net Investment Income	1,865,473	18,870	4,037

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	139,014	—	(39)
Net change in unrealized depreciation on investments	(1,910,620)	—	—

Net Realized and Unrealized Loss on Investments	(1,771,606)	—	(39)

Change in Net Assets Resulting from Operations	$93,867	$18,870	$3,998

See accompanying Notes to Financial Statements.

21

Statements of Changes in Net Assets

	Touchstone
	Ohio Tax-Free
	Bond Fund
	For the	For the
	Year	Year
	Ended	Ended
	June 30, 2013	June 30, 2012
From Operations
Net investment income	$1,865,473	$1,912,285
Net realized gain (loss) on investments	139,014	228,135
Net change in unrealized appreciation (depreciation) on investments	(1,910,620)	2,418,523
Change in Net Assets from Operations	93,867	4,558,943

Distributions to Shareholders from:
Net investment income, Class A	(1,684,236)	(1,731,629)
Net investment income, Class C	(179,334)	(179,305)
Net investment income, Class S	—	—
Net investment income, Institutional Class	—	—
Net realized gains, Class A	(301,631)	(47,892)
Net realized gains, Class C	(41,263)	(6,528)
Total Distributions	(2,206,464)	(1,965,354)

Net Increase (Decrease) from Share Transactions (A)	(1,848,885)	988,216

Total Increase (Decrease) in Net Assets	(3,961,482)	3,581,805

Net Assets
Beginning of period	57,742,189	54,160,384
End of period	$53,780,707	$57,742,189
Accumulated Net Investment Loss	$(26,103)	$(28,006)

(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 24-25.

See accompanying Notes to Financial Statements.

22

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Ohio Tax-Free		Tax-Free
Money Market Fund		Money Market Fund
For the	For the	For the	For the
Year	Year	Year	Year
Ended	Ended	Ended	Ended
June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

$18,870	$19,648	$4,037	$4,443
—	(2,130)	(39)	(2,443)
—	—	—	—
18,870	17,518	3,998	2,000

(8,195)	(7,946)	(1,441)	(1,560)
—	—	—	—
—	—	(2,596)	(2,883)
(10,675)	(11,702)	—	—
—	—	—	—
—	—	—	—
(18,870)	(19,648)	(4,037)	(4,443)

(6,955,904)	(22,322,253)	(151,419)	(7,522,500)

(6,955,904)	(22,324,383)	(151,458)	(7,524,943)

173,079,980	195,404,363	39,784,495	47,309,438
$166,124,076	$173,079,980	$39,633,037	$39,784,495
$(352)	$(352)	$(1)	$(4)

23

Statements of Changes in Net Assets - Capital Stock Activity

	Ohio Tax-Free
	Bond Fund
	For the Year		For the Year
	Ended		Ended
	June 30, 2013		June 30, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	373,219	$4,485,408	415,158	$4,877,008
Reinvestment of distributions	116,605	1,402,624	68,859	812,737
Cost of shares redeemed	(688,859)	(8,196,758)	(428,826)	(5,025,214)
Change in Class A Share Transactions	(199,035)	(2,308,726)	55,191	664,531
Class C
Proceeds from shares sold	102,873	1,238,447	93,951	1,092,391
Reinvestment of distributions	11,841	142,658	6,724	79,447
Cost of shares redeemed	(77,296)	(921,264)	(72,909)	(848,153)
Change in Class C Share Transactions	37,418	459,841	27,766	323,685
Class S
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Class S Share Transactions	—	—	—	—
Institutional Class
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Institutional Class Share Transactions	—	—	—	—

Net Increase (Decrease) from Share Transactions	(161,617)	$(1,848,885)	82,957	$988,216

See accompanying Notes to Financial Statements.

24

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Ohio Tax-Free				Tax-Free
Money Market Fund				Money Market Fund
For the Year		For the Year		For the Year		For the Year
Ended		Ended		Ended		Ended
June 30, 2013		June 30, 2012		June 30, 2013		June 30, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

119,641,807	$119,641,807	136,029,924	$136,029,924	2,436,605	$2,436,605	2,824,957	$2,824,957
8,163	8,163	5,465	5,465	1,404	1,404	975	975
(115,393,911)	(115,393,911)	(136,575,533)	(136,575,533)	(4,032,547)	(4,032,547)	(4,333,864)	(4,333,864)
4,256,059	4,256,059	(540,144)	(540,144)	(1,594,538)	(1,594,538)	(1,507,932)	(1,507,932)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	51,658,323	51,658,323	55,477,047	55,477,047
—	—	—	—	2,593	2,593	1,815	1,815
—	—	—	—	(50,217,797)	(50,217,797)	(61,493,430)	(61,493,430)
—	—	—	—	1,443,119	1,443,119	(6,014,568)	(6,014,568)

216,567,513	216,567,513	203,489,853	203,489,853	—	—	—	—
73	73	59	59	—	—	—	—
(227,779,549)	(227,779,549)	(225,272,021)	(225,272,021)	—	—	—	—
(11,211,963)	(11,211,963)	(21,782,109)	(21,782,109)	—	—	—	—

(6,955,904)	$(6,955,904)	(22,322,253)	$(22,322,253)	(151,419)	$(151,419)	(7,522,500)	$(7,522,500)

25

Financial Highlights

Touchstone Ohio Tax-Free Bond Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2013	2012	2011	2010	2009
Net asset value at beginning of period	$11.90	$11.36	$11.55	$11.22	$11.13
Income (loss) from investment operations:
Net investment income	0.39	0.41	0.42	0.42	0.43
Net realized and unrealized gains (losses) on investments	(0.36)	0.55	(0.10)	0.33	0.09
Total from investment operations	0.03	0.96	0.32	0.75	0.52
Distributions from:
Net investment income	(0.39)	(0.41)	(0.42)	(0.42)	(0.43)
Realized capital gains	(0.07)	(0.01)	(0.09)	—	—
Total distributions	(0.46)	(0.42)	(0.51)	(0.42)	(0.43)
Net asset value at end of period	$11.47	$11.90	$11.36	$11.55	$11.22
Total return(A)	0.13%	8.60%	2.85%	6.77%	4.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$46,803	$50,946	$47,991	$53,947	$51,862
Ratio to average net assets:
Net expenses	0.85%	0.85%	0.85%	0.85%	0.81%
Gross expenses	1.09%	1.12%	1.15%	1.15%	1.15%
Net investment income	3.25%	3.51%	3.67%	3.66%	3.93%
Portfolio turnover rate	24%	33%	26%	33%	2%

Touchstone Ohio Tax-Free Bond Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2013	2012	2011	2010	2009
Net asset value at beginning of period	$11.92	$11.37	$11.57	$11.23	$11.14
Income (loss) from investment operations:
Net investment income	0.30	0.32	0.34	0.34	0.35
Net realized and unrealized gains (losses) on investments	(0.37)	0.56	(0.11)	0.34	0.09
Total from investment operations	(0.07)	0.88	0.23	0.68	0.44
Distributions from:
Net investment income	(0.30)	(0.32)	(0.34)	(0.34)	(0.35)
Realized capital gains	(0.07)	(0.01)	(0.09)	—	—
Total distributions	(0.37)	(0.33)	(0.43)	(0.34)	(0.35)
Net asset value at end of period	$11.48	$11.92	$11.37	$11.57	$11.23
Total return(A)	(0.70)%	7.87%	1.99%	6.06%	4.08%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,978	$6,797	$6,169	$6,459	$6,056
Ratio to average net assets:
Net expenses	1.60%	1.60%	1.60%	1.60%	1.55%
Gross expenses	1.99%	2.07%	2.06%	1.96%	1.96%
Net investment income	2.50%	2.76%	2.92%	2.91%	3.19%
Portfolio turnover rate	24%	33%	26%	33%	2%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

See accompanying Notes to Financial Statements.

26

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Money Market Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2013		2012		2011		2010		2009
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	0.010
Net realized gains (losses) on investments	—	(A)	(—	)(A)	(—	)(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	0.010
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.010)
Realized capital gains	—		—		(—	)(A)	—		(—	)(A)
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.010)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.01%		0.04%		1.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$80,342		$76,086		$76,640		$105,251		$131,901
Ratio to average net assets:
Net expenses	0.24%		0.29%		0.40%		0.62	%(B)	0.78	%(B)
Gross expenses	0.98%		1.00%		1.01%		0.99%		0.99%
Net investment income	0.01%		0.00	%(A)	0.01%		0.04%		0.99%

Touchstone Ohio Tax-Free Money Market Fund — Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2013		2012		2011		2010		2009
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	0.002		0.012
Net realized gains (losses) on investments	—	(A)	(—	)(A)	(—	)(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	0.002		0.012
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(0.002)		(0.012)
Realized capital gains	—		—		(—	)(A)	—		(—	)(A)
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(0.002)		(0.012)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.01%		0.15%		1.26%
Ratios and supplemental data:
Net assets at end of period (000's)	$85,782		$96,994		$118,765		$148,626		$224,946
Ratio to average net assets:
Net expenses	0.24%		0.28%		0.40%		0.51	%(C)	0.53	%(C)
Gross expenses	0.71%		0.70%		0.72%		0.71%		0.69%
Net investment income	0.01%		0.01%		0.01%		0.16%		1.25%

(A)	Amount rounds to less than $0.0005 per share.

(B)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.61% and 0.75% for the years ended June 30, 2010 and 2009, respectively.

(C)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50% for the years ended June 30, 2010 and 2009, respectively.

See accompanying Notes to Financial Statements.

27

Financial Highlights (Continued)

Touchstone Tax-Free Money Market Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2013		2012		2011		2010		2009
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	0.010
Net realized gains (losses) on investments	(—	)(A)	(—	)(A)	(—	)(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	0.010
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.010)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.01%		0.03%		0.96%
Ratios and supplemental data:
Net assets at end of period (000's)	$13,270		$14,864		$16,366		$17,405		$22,418
Ratio to average net assets:
Net expenses	0.30%		0.33%		0.52%		0.77	%(B)	0.92	%(B)
Gross expenses	1.18%		1.24%		1.18%		1.22%		1.18%
Net investment income	0.01%		0.01%		0.01%		0.04%		0.94%

Touchstone Tax-Free Money Market Fund — Class S

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2013		2012		2011		2010		2009
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	0.007
Net realized gains (losses) on investments	(—	)(A)	(—	)(A)	(—	)(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	0.007
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.007)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.01%		0.01%		0.73%
Ratios and supplemental data:
Net assets at end of period (000's)	$26,363		$24,920		$30,943		$34,777		$40,902
Ratio to average net assets:
Net expenses	0.30%		0.33%		0.52%		0.79	%(C)	1.16	%(C)
Gross expenses	1.27%		1.30%		1.26%		1.50%		1.54%
Net investment income	0.01%		0.01%		0.01%		0.01%		0.69%

(A)	Amount rounds to less than $0.0005 per share.

(B)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.76% and 0.89% for the years ended June 30, 2010 and 2009, respectively.

(C)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.78% and 1.13% for the years ended June 30, 2010 and 2009, respectively.

See accompanying Notes to Financial Statements.

28

Notes to Financial Statements

June 30, 2013

1. Organization

The Touchstone Tax-Free Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated April 13, 1981. The Trust consists of the following three funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Ohio Tax-Free Bond Fund (“Ohio Tax-Free Bond Fund”)

Touchstone Ohio Tax-Free Money Market Fund (“Ohio Tax-Free Money Market Fund”)

Touchstone Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

The Tax-Free Money Market Fund is an open-end, diversified, management investment company. The Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund are each an open-end, non-diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class S shares and Institutional Class shares. Currently, each Fund offers Class A shares while Class C, Class S and Institutional Class shares are offered only by Ohio Tax-Free Bond Fund, Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund, respectively. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments or Tabular Presentation, which also includes a breakdown of the Fund’s investments by portfolio allocation or credit quality. The Funds did not hold any Level 3 categorized securities during the year ended June 30, 2013.

29

Notes to Financial Statements (Continued)

All transfers in and out of the levels are recognized at the value at the end of the period. During the year ended June 30, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NASDAQ Official Closing Price (“NOCP”) are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the New York Stock Exchange (“NYSE”), the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the net asset value (“NAV”) of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair values using procedures approved by the Funds’ Board of Trustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

New accounting pronouncements— In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11,“Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update limits the scope of the ASU No. 2011-11 to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing, and securities lending transactions that are either offset in the Statement of Assets and Liabilities or are subject to an enforceable master netting arrangement or similar agreement. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact these updates may have on the Funds’ financial statements and disclosures.

30

Notes to Financial Statements (Continued)

When-Issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation— The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of each class of shares of the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the NAV per share. The maximum offering price per share of Class A shares of the Ohio Tax-Free Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares of the Ohio Tax-Free Bond Fund. The maximum offering price per share of Class C shares of the Ohio Tax-Free Bond Fund is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is equal to the NAV per share. However, the Ohio Tax-Free Bond Fund Class A shares redemptions that were part of a no load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Ohio Tax-Free Bond Fund are subject to a CDSC load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income—Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders— Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations— Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and/or in Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust (“Touchstone Funds Complex”), daily in relation to net assets of each Fund or another reasonable measure.

31

Notes to Financial Statements (Continued)

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended June 30, 2013:

Ohio Tax-Free
Bond Fund
Purchases of investment securities	$14,137,236
Proceeds from sales and maturities	$16,256,229

There were no purchases or proceeds from sales and maturities of U.S. Government securities, by the Ohio Tax-Free Bond Fund for the year ended June 30, 2013.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of The Western & Southern Financial Group, Inc. (“Western & Southern”).

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

0.50% of the first $100 million

0.45% of the next $100 million

0.40% of the next $100 million

0.375% of such assets in excess of $300 million

The Advisor has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”). The Sub-Advisor is a wholly-owned, indirect subsidiary of Western & Southern. The Advisor, not the Funds, paid sub-advisory fees to the Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average

32

Notes to Financial Statements (Continued)

daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory and administration fees and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional
	Class A	Class C	Class S	Class
Ohio Tax-Free Bond Fund	0.85%	1.60%	—	—
Ohio Tax-Free Money Market Fund	0.75%	—	—	0.50%
Tax-Free Money Market Fund	0.89%	—	0.90%	—

These expense limitations will remain in effect for all Funds until at least October 29, 2013.

For the OhioTax-Free Money Market Fund andTax-Free Money Market Fund, in addition to the above expense caps, the Advisor and/or Distributor have voluntarily agreed to temporarily waive all or a portion of their fees, to the extent necessary to maintain each Fund’s yield. There is no guarantee that the Advisor and/or Distributor will continue to waive such fees in the future.

During the year ended June 30, 2013, the Advisor or affilliates waived investment advisory fees and administration fees or reimbursed expenses, including 12b-1 fees, of the Funds as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed
Ohio Tax-Free Bond Fund	$—	$—	$154,816
Ohio Tax-Free Money Market Fund	35,453	331,349	751,571
Tax-Free Money Market Fund	—	—	382,582

Effective October 29, 2012, under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

As of June 30, 2013, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

Expiration
June 30,
Fund	2016
Ohio Tax-Free Money Market Fund	$285,217
Tax-Free Money Market Fund	93,066

The Advisor did not recoup any amounts it previously waived or reimbursed during the year ended June 30, 2013.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund,Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the Funds of the

33

Notes to Financial Statements (Continued)

Touchstone Fund Complex (excludingTouchstone Institutional Money Market Fund,Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to theTrust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays BNY Mellon out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

Under the Class S plan, each Fund offering Class S shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is distribution fee and up to 0.25% is a shareholder servicing fee). The Fund currently limits the amount to 0.35% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $6,460 from underwriting and broker commissions on the sale of Class A shares of the OhioTax-Free Bond Fund during the year ended June 30, 2013. The Underwriter did not collect any CDSCs on the redemption of Class C shares of the Ohio Tax-Free Bond Fund during the year ended June 30, 2013.

5. Federal Tax Information

Federal income tax— It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

34

Notes to Financial Statements (Continued)

The tax character of distributions paid for the years ended June 30, 2013 and 2012 was as follows:

	Ohio Tax-Free		Ohio Tax-Free
	Bond Fund		Money Market Fund
	2013	2012	2013	2012
From tax exempt income	$1,868,279	$1,891,321	$18,996	$19,648
From ordinary income	1,517	19,613	—	—
From long-term capital gains	342,894	54,420	—	—
Total distributions	$2,212,690	$1,965,354	$18,996	$19,648

	Tax-Free
	Money Market Fund
	2013	2012
From tax exempt income	$4,040	$4,443
From long-term capital gains	—	—
Total distributions	$4,040	$4,443

The following information is computed on a tax basis for each item as of June 30, 2013:

		Ohio Tax-Free
	Ohio Tax-Free	Money Market	Tax-Free Money
	Bond Fund	Fund	Market Fund
Tax cost of portfolio investments	$51,992,681	$167,449,552	$39,592,492
Gross unrealized appreciation	$2,689,772	$—	$—
Gross unrealized depreciation	(317,403)	—	—
Net unrealized appreciation	2,372,369	—	—
Accumulated capital and other losses	—	(3,111)	(3,384)
Undistributed tax exempt income	16,485	369	—
Undistributed capital gains	13,852	—	—
Other temporary differences	(42,588)	(721)	(1)
Accumulated earnings (deficit)	$2,360,118	$(3,463)	$(3,385)

As of June 30, 2013, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Short Term	No	No
	Expiring on	Expiration	Expiration
Fund	2017	Short-Term*	Long-Term*	Total
Ohio Tax-Fee Money Market Fund	$—	$3,111	$—	$3,111
Tax-Free Money Market Fund	670	2,714	—	3,384

*The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act became effective for the Funds’ fiscal year ending June 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2010 through 2013) and have concluded that no provision for income tax is required in their financial statements.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or NAV per share of the Funds and are designed to present the Funds’ capital accounts on a tax basis.

35

Notes to Financial Statements (Continued)

The following reclassification, which was attributable to an overdistribution, was made by the following Fund for the year ended June 30, 2013.

		Accumulated
	Paid-In	Net Investment
	Capital	Income
Touchstone Tax-Free Money Market Fund	$(3)	$3

6. Commitments and Contingencies

The Funds indemnify theTrust’s officers andTrustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Tax-Free Trust, comprised of the Touchstone Ohio Tax-Free Bond Fund,Touchstone Ohio Tax-Free Money Market Fund, and Touchstone Tax-Free Money Market Fund (the “Funds”), as of June 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the Touchstone Tax-Free Trust at June 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 23, 2013

37

Other Items (Unaudited)

Supplemental Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

The Touchstone Ohio Tax-Free Bond Fund designated $342,894 as capital gain dividends paid during the most-recent fiscal year.

Of the dividends paid from net investment income during the most-recent fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes.

Exempt Interest Dividends

Touchstone Ohio Tax-Free Bond Fund	99.9%
Touchstone Ohio Tax-Free Money Market Fund	100.0%
Touchstone Tax-Free Money Market Fund	100.0%

Proxy Voting Guidlines

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600

38

Other Items (Unaudited) (Continued)

account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		June 30,	January 1,	June 30,	June 30,
		2013	2013	2013	2013*
Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$968.20	$4.15
Class A	Hypothetical	0.85%	$1,000.00	$1,020.58	$4.26

Class C	Actual	1.60%	$1,000.00	$964.60	$7.79
Class C	Hypothetical	1.60%	$1,000.00	$1,016.86	$8.00

Touchstone Ohio Tax-Free Money Market Fund
Class A	Actual	0.21%	$1,000.00	$1,000.10	$1.04
Class A	Hypothetical	0.21%	$1,000.00	$1,023.75	$1.05

Institutional Class	Actual	0.21%	$1,000.00	$1,000.10	$1.04
Institutional Class	Hypothetical	0.21%	$1,000.00	$1,023.75	$1.05

Touchstone Tax-Free Money Market Fund
Class A	Actual	0.27%	$1,000.00	$1,000.10	$1.34
Class A	Hypothetical	0.27%	$1,000.00	$1,023.46	$1.35

Class S	Actual	0.27%	$1,000.00	$1,000.10	$1.34
Class S	Hypothetical	0.27%	$1,000.00	$1,023.46	$1.35

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [181/365] (to reflect one-half year period).

39

Management of the Trust (Unaudited)

Listed below is required information regarding the Trustees and principal officers of the Trust. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com.

Interested Trustees1:

				Number
				of Funds
				Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone	Other
Address	Held with	Length of	Principal Occupation(s)	Fund	Directorships
Age	Trust	Time Served	During Past 5 Years	Complex[3]	Held During the Past 5 Years[4]
Jill T. McGruder Touchstone Advisors, Inc 303 Broadway Suite 1100 Cincinnati, OH 45202 Year of Birth: 1955	Trustee and President	Until retirement at age 75 or until she resigns or is removed Trustee since 1999	President and CEO of IFS Financial Services, Inc. (a holding company) from 1999 to the present.	50	Director of LaRosa’s, Inc. (a restaurant chain) from 1999 to the present, IFS Financial Services, Inc. (a holding company) from 1999 to the present, Integrity and National Integrity Life Insurance Co. from 2005 to the present, Touchstone Securities (the Trust’s distributor) from 1999 to the present, Touchstone Advisors (the Trust’s investment advisor and administrator) from 1999 to the present, W&S Brokerage Services ( a brokerage company) from 1999 to the present and W&S Financial Group Distributors (a distribution company) from 1999 to the present.
Independent Trustees:
Phillip R. Cox c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, OH 45202 Year of Birth: 1947	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1999	President and Chief Executive Officer of Cox Financial Corp. (a financial services company) from 1971 to the present.	50	Director of Cincinnati Bell (a communications company) from 1994 to the present, Bethesda Inc. (a hospital) from 2005 to the present, Timken Co. (a manufacturing company) from 2004 to the present, Diebold, Inc. (a technology solutions company) from 2004 to the present, and Duke Energy (energy holding company) from 1994 until 2008.
William C. Gale c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, OH 45202 Year of Birth: 1952	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2013	Senior Vice President (from 2003 to the present) and Chief Financial Officer (from 1995 to the present) of Cintas Corporation (a business services company).	50	None.
Susan J. Hickenlooper, CFA c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, OH 45202 Year of Birth: 1946	Trustee	Until retirement at age 75 or until she resigns or is removed Trustee since 2009	Financial Analyst for Impact 100 (Charitable Organization) from 2012 to present.	50	Trustee of Gateway Trust (a mutual fund) from 2006-2009, Cincinnati Parks Foundation (a charitable organization) from 2000 to present and Trustee of Episcopal Retirement Homes Foundation from 1998-2011.

40

Management of the Trust (Unaudited) (Continued)

Independent Trustees (Continued):

				Number
				of Funds
				Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone	Other
Address	Held with	Length of	Principal Occupation(s)	Fund	Directorships
Age	Trust	Time Served	During Past 5 Years	Complex[3]	Held During the Past 5 Years[4]
H. Jerome Lerner c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, OH 45202 Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1989	None.	50	Director of BASCO Shower Enclosures (a design and manufacturing company) from 2000 to the present and Hebrew Union College - Jewish Institute of Religion from 1990 to the present.
Kevin A. Robie[5] c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, OH 45202 Year of Birth: 1956	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2013	Vice President of Portfolio Management at Soin International LLC (a multinational holding company) from 2004 to the present.	50	Director of Buckeye EcoCare, Inc. (a lawn care company) from 2013 to the present, Trustee of Dayton Region New Market Fund, LLC (a private fund) from 2010 to present, Trustee of the Entrepreneurs Center, Inc. (a small business incubator) from 2006 to the present and Director of Interventional Imaging, Inc. (a medical device company) from 2004 to 2011.
Donald C. Siekmann c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2005	Executive for Duro Bag Manufacturing Co. (a bag manufacturer) from 2002 to 2008.	50	Trustee of Riverfront Mutual Funds (until 2008).
Edward J. VonderBrink[5] c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, OH 45202 Year of Birth: 1944	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2013	Consultant, VonderBrink Consulting LLC from 2000 to the present.	50	Director of Streamline Health Solutions, Inc. (healthcare IT) from 2006 to the present, BASCO shower Enclosures (a design and manufacturing company) from 2010 to the present, Mercy Health Foundation from 2008 to the present and Pelican Sound Golf and River Club from 2012 to the present.

[1]	Ms. McGruder, as a director of the Advisor and the Trust's Distributor, and an officer of affiliates of the Advisor and the Trust's Distributor, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

[3]	As of June 30, 2013, The Touchstone Fund Complex consisted of 12 series of Touchstone Funds Group Trust, 4 series of Touchstone Investment Trust, 1 series of Touchstone Institutional Funds Trust, 19 series of the Touchstone Strategic Trust, 3 series of Touchstone Tax-Free Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

[4]	Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust.

5 Mr. Robie and Mr. VonderBrink were elected to the Board of Trustees at a shareholder meeting held on August 2, 2013.

41

Management of the Trust (Unaudited) (Continued)

The following is a list of the Officers of the Trusts, the length of time served, and principal occupations for the past five years.

Principal Officers:

Term of
Name	Position(s)	Office And
Address	Held with	Length of	Principal Occupation(s)
Age	Trust[4]	Time Served	During the Past 5 Years
Jill T. McGruder[1] Year of Birth: 1955	President and Trustee	Until resignation, removal or disqualification President since 2006	See biography above.
Steven M. Graziano[1] Year of Birth: 1954	Vice President	Until resignation, removal or disqualification Vice President since 2009	President of Touchstone Advisors, Inc.; Executive Vice President of Pioneer Investment Management, Head of Retail Distribution and Strategic Marketing 2007- 2008.
Timothy D. Paulin[1] Year of Birth: 1963	Vice President	Until resignation, removal or disqualification Vice President since 2010	Senior Vice President of Investment Research and Product Management of Touchstone Advisors, Inc.; Director of Product Design of Klein Decisions, Inc. 2003-2010.
Michael R. Moser[1,2] Year of Birth: 1968	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since 2012	Vice President and Chief Compliance Officer of the Western & Southern Financial Group and Chief Compliance Officer of Touchstone Advisors.
Terrie A. Wiedenheft[1] Year of Birth: 1962	Controller and Treasurer	Until resignation, removal or disqualification Controller and Treasurer since 2006	Senior Vice President, Chief Financial Officer and Chief Operations Officer of IFS Financial Services, Inc. (a holding company).
Elizabeth R. Freeman[3] Year of Birth: 1962	Secretary	Until resignation, removal or disqualification Secretary since 2011	Managing Director and Senior Counsel at BNY Mellon Investment Servicing (US) Inc.

[1]	The address of Touchstone Advisors, Inc. is 303 Broadway, Suite 1100, Cincinnati, OH 45202.
[2]	Timothy S. Stearns replaced Mr. Moser as the Chief Compliance Officer of the Trust on August 22, 2013.
[3]	The address of BNY Mellon Investment Servicing (US) Inc. is 201 Washington Street, Boston, MA 02108.
[4]	Each officer also holds the same office with Touchstone Funds Group Trust, Touchstone Instituational Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

42

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Annual Report.

43

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-58-TTFT-AR-1306

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Donald Siekmann is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The Audit fees totaled $46,725 and $46,725 in fiscal 2013 and 2012, respectively, including fees associated with the annual audits and filings of Form N-1A and Form N-SAR.

Audit-Related Fees

(b)	There were no audit-related fees for the 2013 and 2012 fiscal years.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $11,655 for 2013 and $11,655 for 2012.

Fees for both 2012 and 2013 relate to the preparation of federal income and excise tax returns and review of capital gains distribution calculations.

All Other Fees

(d)	There were no fees for all other services in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for 2013 and 2012.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee.  The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $11,655 for 2013 and $11,655 for 2012.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/29/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	08/29/13

* Print the name and title of each signing officer under his or her signature.